S000003462 [Member] Investment Objectives and Goals - Sit Balanced Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARIES SIT BALANCED FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Sit Balanced Fund (the “Fund”) seeks long-term capital growth consistent with preservation of principal and seeks to provide shareholders with regular income.